AGREEMENT AND PLAN OF MERGER	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures
4. AGREEMENT AND PLAN OF MERGER

On May 25, 2011, the Company entered into an Agreement and Plan of Merger (the Merger Agreement”) with Amarantus Therapeutics, Inc., a privately held Delaware corporation (Amarantus”), and JKIK Acquisition Corp. (Acquisition Sub”), our newly formed wholly-owned Delaware subsidiary. In connection with the closing of this merger transaction, Amarantus merged with and into Acquisition Sub (the Merger”) on May 25, 2011, with the filing of articles of merger with the Delaware Secretary of State.

In addition, pursuant to the terms and conditions of the Merger Agreement:

⋅  Each share of Amarantus common stock and each share of Amarantus preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive a pro-rata portion of a total of 1,820,000 shares of our common stock. As a result, the shareholders of Amarantus received 1,820,000 newly issued shares of our common stock.
⋅  Our board of directors was reconstituted to consist of Martin D. Cleary, Chairman, together with Dr. John W. Commissiong, Gerald E. Commissiong, Arnold T. Grisham, Robert L. Harris, and Eugene Mancino, who prior to the Merger were the directors of Amarantus.
⋅ Our sole officer and director immediately prior to the Merger, Richard Douglas, resigned from the board and from all offices.
⋅  Our board appointed Martin D. Cleary as our Chief Executive Officer, Dr. John Commissiong as our Chief Scientific Officer, Gerald E. Commissiong as our Chief Operating Officer, and Marc E.  Faerber as our Chief Financial Officer, Treasurer, and Secretary.
⋅  In connection with the Merger, our former sole officer and director immediately prior to the Merger, Richard Douglas, received a transfer of all assets and agreed to assume all liabilities related to our pre-merger business.
⋅ Following the closing of the merger, Mr. Douglas canceled and returned all 10,000,000 shares of his common stock.
⋅  Following the closing of the merger, in a separate transaction, we authorized a forward split of 25 shares for each share of our common stock issued and outstanding at the time of the split.
⋅  Following the closing of the merger, our board of directors and shareholders approved a change in the name of the company to Amarantus Bioscience, Inc.”
⋅  As a result, following these events, there were 67,000,000 shares of our common stock issued and outstanding.
⋅  In connection with the Merger, we adopted Amarantus’ 2008 Stock Plan and confirmed all options issued thereunder.  In addition, we adopted and assumed certain convertible notes and warrants issued by Amarantus prior to the Merger.
⋅ Amarantus provided customary representations and warranties and complied with standard closing conditions, including approval of the Merger by its voting stockholders.

Expenses incurred with the merger were $26,186 and have been recorded as part of Stockholders’ Equity.

The Merger is being accounted for as a reverse recapitalization. Reverse recapitalization accounting applies when a non-operating public shell company (Jumpkicks) acquires a private operating company (Amarantus) and the owners and management of the private operating company have actual or effective voting and operating control of the combined company. A reverse recapitalization is equivalent to the issuance of stock by the private operating company for the net monetary assets of the public shell corporation accompanied by a recapitalization with accounting similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets are recorded. In the Merger transaction, Jumpkicks qualifies as a non-operating public shell company because all pre-merger business assets and liabilities were transferred to and assumed by the sole officer and director of Jumpkicks, prior to the completion of the Merger. The reverse recapitalization accounting is attributable to a long-held position of the staff of the Securities and Exchange Commission as the acquisition of a non-operating public shell company does not qualify as a business for business combination purposes, as described in Accounting Standards Codification Topic 805, Business Combinations.

Complete information regarding the merger was included in our Form 8K/A filed on June 3, 2011.